REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue
The Company’s revenue was as follows:

	For the year ended December 31,
	2025	2024	2023

Rental income in accordance with IFRS 16 - Leases (“IFRS 16”)	$43,648,178	$38,808,593	$35,133,364

Non-lease components of rental arrangements	$5,463,547	$4,772,755	$4,194,415
Other	$1,018,902	$281,024	$108,564
Revenue from contracts with customers in accordance with IFRS 15 - Revenue from Contracts with Customers ("IFRS 15")	$6,482,449	$5,053,779	$4,302,979
Total revenues	$50,130,627	$43,862,372	$39,436,343

Schedule of Minimum Lease Payments Under Non-cancellable Operating Leases
The following table summarizes the Company’s minimum lease payments under non-cancellable operating leases as of December 31, 2025:

Amount

2026	$52,847,895
2027	49,176,202
2028	40,109,103
2029	34,043,056
2030	24,767,517
Thereafter	88,332,743
Total	$289,276,516